Subsequent Event (Details Narrative) - USD ($)	Apr. 25, 2022	Dec. 31, 2021	Jan. 21, 2021	Jan. 14, 2021	Jan. 08, 2021	Dec. 31, 2020
Convertible debt	$ 73,000	$ 119,215				$ 200,175
YU CHAO [Member]
Interest rate					12.00%
Debt instrument, Principal amount					$ 73,000
Repurchase Shares of common stock					18,056
Price per share					$ 4.50
MA WENKAI [Member]
Interest rate				12.00%
Debt instrument, Principal amount				$ 1,000
Repurchase Shares of common stock				6,666
Price per share				$ 4.50
SHI BEI [Member]
Interest rate			12.00%
Debt instrument, Principal amount			$ 101,000
Repurchase Shares of common stock			25,278
Price per share			$ 4.50